Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		6 Months Ended
		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		$ 28,680	¥ 197,832	¥ 175,675
Cost of revenues		(27,863)	(192,200)	(171,379)
Gross profit		817	5,632	4,296
Operating costs and expenses:
Selling and marketing expenses		(795)	(5,481)	(6,086)
General and administrative expenses		(1,235)	(8,520)	(11,926)
Goodwill impairment loss during the period				(644,908)
Total operating costs and expenses		(2,030)	(14,001)	(662,920)
Operating loss		(1,213)	(8,369)	(658,624)
Interest expense, net		(1,504)	(10,374)	(18,006)
Other income (expense), net		144	992	(180)
Foreign currency transaction loss		(20)	(137)	(877)
Loss before income taxes		(2,593)	(17,888)	(677,687)
Income tax expense		(3)	(20)	(25)
Net loss		$ (2,596)	¥ (17,908)	¥ (677,712)
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	123,715,022,675	123,715,022,675	2,463,106,810
Weighted average number of ordinary shares used in computing net loss per share— Diluted (in Shares)	[1]	123,715,022,675	123,715,022,675	2,463,106,810
Net loss per share — Basic | (per share)		$ (0)	¥ (0)	¥ (0)
Net loss per share — Diluted | (per share)		$ (0)	¥ (0)	¥ (0)
Comprehensive (loss) income
Net loss		$ (2,596)	¥ (17,908)	¥ (677,712)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments		3,868	26,680	(42,154)
Comprehensive (loss) income		$ 1,272	¥ 8,772	¥ (719,866)

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025.